Deferred Tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	£ (16,626)	£ (17,432)
Differences on exchange	506	680
Subsidiaries acquired		(4)
(Charged)/credited to the income statement	184	(55)
Credited relating to changes in tax rates	133	47	£ 70
Deferred tax	23	138	(7)
Ending balance at 31 December	(15,780)	(16,626)	(17,432)
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(45)	(70)
Differences on exchange	4	4
(Charged)/credited to the income statement	28	21
Ending balance at 31 December	(13)	(45)	(70)
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(208)	(210)
Differences on exchange	13	11
(Charged)/credited to the income statement	(6)	(9)
Credited relating to changes in tax rates	12
Ending balance at 31 December	(189)	(208)	(210)
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	79	105
Differences on exchange	(3)	(2)
(Charged)/credited to the income statement	(21)	(24)
Credited relating to changes in tax rates	3
Ending balance at 31 December	58	79	105
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(318)	(281)
Differences on exchange	8	15
(Charged)/credited to the income statement	(18)	(52)
Credited relating to changes in tax rates	97
Ending balance at 31 December	(231)	(318)	(281)
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	279	222
Differences on exchange		(9)
(Charged)/credited to the income statement	(12)	(15)
Credited relating to changes in tax rates		(1)
Deferred tax	(21)	82
Ending balance at 31 December	246	279	222
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	(17,408)	(18,246)
Differences on exchange	528	701
Subsidiaries acquired		(4)
(Charged)/credited to the income statement	75	92
Credited relating to changes in tax rates	21	49
Ending balance at 31 December	(16,784)	(17,408)	(18,246)
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance	995	1,048
Differences on exchange	(44)	(40)
(Charged)/credited to the income statement	138	(68)
Credited relating to changes in tax rates		(1)
Deferred tax	44	56
Ending balance at 31 December	£ 1,133	£ 995	£ 1,048